Share-Based Payments	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED PAYMENTS

13. SHARE-BASED PAYMENTS

2019 Plan

In December 2019, BCPE Stack ESOP Holdco Limited (“ESOP Holdco”, a shareholder of the Company) approved a share option plan (“2019 Plan”) with a contractual term of ten years. On January 8, 2020, options for the purchase of 17,633,120 ESOP Holdco Class B shares (“Class B Options”) were granted to certain employees of the Group. These options are accounted for as equity awards and contain both service and performance vesting conditions. 60% of the options granted will vest in three or four equal installments over a three to four year service period while the remaining 40% of the options will vest in two equal installments of 20% each if prespecified performance targets related to the return on the Company’s ordinary shares are achieved.

On April 13, 2020, all of the 17,633,120 Class B Options were early exercised into the corresponding ESOP Holdco Class B shares, which are still subject to the original service and performance vesting conditions. The Company considered such early exercise of the options was not substantive for accounting purposes in accordance with ASC 718-10-55-31.

A summary of the activity under the 2019 Plan for the year ended December 31, 2022 is stated below:

	Number of ESOP Holdco Class B shares	Weighted-average grant-date fair value
		US$
Awarded and unvested as of December 31, 2021	9,332,572	1.68
Granted	-	n/a
Vested	-	n/a
Forfeited/Cancelled	(7,702,163)	1.64
Awarded and unvested as of December 31, 2022	1,630,409	1.87
Expected to vest as of December 31, 2022	1,630,409	1.87

The weighted-average exercise price for forfeited/cancelled share options during the year ended December 31, 2022 was US$0.86. The weighted-average grant-date fair value of share options granted during the years ended December 31, 2020, 2021 and 2022 was US$1.73, nil, and nil, respectively. The total fair value of share options vested during the years ended December 31, 2020, 2021 and 2022 was US$13,923, US$620, and nil, respectively.

The corresponding Class B shares of the vested option can be exchanged for the Company’s ordinary shares on a one-for-one basis at any time after completion of the IPO. As of December 31, 2022, 8,188,548 ESOP Holdco Class B shares were exchanged for the Company’s Class A ordinary shares.

2020 Plan

In May 2020, the Company’s Board of Directors approved a share option plan (“2020 Plan”) with a contractual term of ten years. The maximum aggregate number of ordinary shares that are authorized to be issued under the 2020 Plan is 5,667,164, which was subsequently increased to 11,334,328 in September, 2020, 22,291,218 in December 2020, and 29,628,812 in June 2022.

Options granted under 2020 Plan contain service and/or performance vesting conditions and are accounted for as equity awards. The options granted with service condition will vest in two to four equal installments over a two to four year service period.

13. SHARE-BASED PAYMENTS (Continued)

2020 Plan (Continued)

A summary of the activity under 2020 Plan for the year ended December 31, 2022 is stated below:

	Number of share options	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		US$	Years	US$
Outstanding as of December 31, 2021*	12,452,254	1.69
Granted	16,222,520	0.00001
Exercised	(3,314,141)	0.93
Forfeited/Cancelled	(8,987,392)	1.70
Outstanding as of December 31, 2022*	16,373,241	0.16	9.14	62,599
Vested and expected to vest as of December 31, 2022	16,373,241	0.16	9.14	62,599
Exercisable as of December 31, 2022	3,202,776	0.40	8.77	11,491

* On August 26, 2020, 5,667,164 share options were early exercised with an exercise cash consideration of US$5,667 received by the Company. The Company’s ordinary shares issued for the grantee’s early exercise still remain subject to the existing service and performance vesting conditions. The Company considered the early exercise of the options was not substantive for accounting purposes in accordance with ASC 718-10-55-31, and recorded the proceeds received from early exercise as a liability. As of December 31, 2021, 4,958,769 early exercised options but not vested remained as outstanding option. During the year ended December 31, 2022, these early exercised shares were repurchased and cancelled due to the termination of such awards.

The weighted-average grant-date fair value of share options granted during the years ended December 31, 2020, 2021 and 2022 was US$5.43, US$3.17 and US$3.34, respectively. The total intrinsic value of share options exercised during the years ended December 31, 2020, 2021 and 2022 was nil, US$4,282 and US$10,119, respectively. The total fair value of share options vested during the years ended December 31, 2020, 2021 and 2022 was US$7,846, US$8,258 and US$17,139, respectively.

On January 11, 2022, the Company entered into a transition agreement with Mr. Jing Ju, the former CEO of the Company, pursuant to which Mr. Ju’s unvested awards under 2019 Plan and 2020 Plan continued vesting at his original vesting schedule. Mr. Ju’s service under his new role was considered not substantive and hence vesting of service condition was accelerated for accounting purpose, resulting in an immediate recognition of share-based compensation expenses of RMB19,525 (US$2,831) under the 2019 Plan and RMB2,492 (US$361) under the 2020 Plan, respectively.

In December, 2022, in connection with Mr. Ju’s removal as director of the Company, Mr. Ju’s 4,958,770 early exercised options under the 2020 Plan and all awards under the 2019 Plan were repurchased by the Company and ESOP Holdco, respectively. The repurchase of Mr. Ju’s earned shares by the Company was accounted for in accordance with ASC 718-10-55-47 with RMB16,901 (US$2,451) recognized as other income, while the repurchase of Mr. Ju’s unearned awards by the Company was accounted for as cancellation, except for the awards with performance condition, which was considered not probable of achieving.

13. SHARE-BASED PAYMENTS (Continued)

2020 Plan (Continued)

As of December 31, 2022, there was US$41,159 of total unrecognized employee share-based compensation expenses related to unvested share-based awards under 2019 Plan and 2020 Plan, which are expected to be recognized over a weighted-average period of 1.54 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

ISUs

On September 11, 2019, BCPE Bridge Cayman, L.P. (“BCPE Bridge”, a shareholder of the Company) issued 1,000,000 BCPE Bridge Class B Units to Bridge Management, L.P. (“SBC Platform”). To attract and retain key employees, the SBC Platform will grant its incentive units to eligible employees of the Group. Each SBC Platform incentive unit represents one BCPE Bridge Cayman, L.P. Class B Unit (“ISUs”). The ISUs granted are accounted for as equity awards. For ISUs granted during 2019, a portion became vested immediately upon grant, and the remaining portion will vest generally over a service period of one to five years. For ISUs granted during 2020, a portion will vest in three or four equal installments over a three to four year service period, and the remaining portion will vest in two equal installments if prespecified performance targets related to the return on the Company’s ordinary shares are achieved.

On August 18, 2020 (“Modification Date”), in connection with the Company’s Pre-IPO private placements (Note 1), BCPE Bridge sold shares representing 21.81% of its shareholding to new investors, and the cash consideration received will be distributed to the shareholders including the SBC Platform (the “Modification”). As part of the Modification, US$30.5 million equivalent to RMB210,986 will be distributed to ISU holders in lieu of underlying ISUs according to the existing ISU vesting schedule. The Company has concluded that future service from the grantees is required for unvested ISUs. Therefore, as of the Modification Date, under ASC 718 the cash settlement was accounted for as a (i) settlement for vested ISUs with no incremental share-based compensation expenses recognized, and (ii) a modification for unvested ISUs, whereby the cash settlement amount in excess of the corresponding original fair value of cash-settled ISU was recorded on the Modification Date on a pro rata basis for the portion of the lapsed service period and remaining additional share-based compensation will be recognized over the remaining vesting schedule.

In October 2020, the SBC Platform redeemed its 1,000,000 BCPE Bridge Class B Units in exchange for 26,797,650 of the Company’s Class B ordinary shares pursuant to the terms of the original SBC Platform and related ISU agreements.

A summary of the ISU activities for the year ended December 31, 2022 is stated below:

	Number of ISUs	Weighted-average grant-date fair value
		US$
Awarded and unvested as of December 31, 2021	212,429	91.23
Granted	29,853	88.57
Vested	(53,203)	112.84
Forfeited/Cancelled	(17,110)	72.98
Awarded and unvested as of December 31, 2022	171,969	85.90
Expected to vest as of December 31, 2022	171,969	85.90

As of December 31, 2022, there was US$8,916 of total unrecognized employee share-based compensation expenses related to unvested ISUs, which are expected to be recognized over a weighted-average period of 1.30 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

13. SHARE-BASED PAYMENTS (Continued)

Fair value of share options and ISUs

The fair value of share options was determined using the binomial option valuation model, with the assistance of an independent appraiser. The binomial model requires the input of a few key assumptions. For expected volatility, the Company made reference to historical volatility of several comparable companies. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it considered the statistics on exercise patterns of employees compiled by Huddart and Lang in Huddart, S., and M. Lang. 1996. “Employee Stock Option Exercises: An Empirical Analysis.” Journal of Accounting and Economics, vol. 21, no. 1 (February):5-43, which are widely adopted by valuers as authoritative guidance on expected exercise multiples. The risk-free rate for the period within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant.

The assumptions used to estimate the fair value of the share options granted during the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the year ended December 31,
	2020	2021	2022
Risk-free rate	0.57% – 1.90%	1.31% – 1.82%	1.71%-4.14%
Expected volatility range	39.65% – 40.53%	41% – 43%	40.9%-44.35%
Exercise multiple	2.80	2.80	2.80
Fair value per ordinary share as at valuation dates	US$2.32 – US$14.00	US$4.02 –US$8.27	US$2.895 –US$4.01

The fair value of the ISUs is the fair value of BCPE Bridge Cayman, L.P. Class B units at the grant date, which was determined by allocating the BCPE Bridge Cayman, L.P. equity value between the Class A and Class B units based on the predetermined distribution rate.

A summary of share-based compensation expenses recognized in the consolidated statements of comprehensive (loss) income for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cost of revenue	32,990	6,170	16,558	2,401
Selling and marketing	21,691	13,562	8,392	1,217
General and administrative	295,165	100,992	165,618	24,012
Research and development	—	—	2,283	331
Total share-based compensation expenses	349,846	120,724	192,851	27,961

In addition, the Company capitalized RMB20,127 in cost of the share options granted to the construction employees as construction in progress for the year ended December 31, 2020. Capitalized share-based compensation costs were immaterial for the years ended December 31, 2021 and 2022.